SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Assumptions Used To Determine Fair Value Options [Line Items]
Dividend yield
Weighted average expected life	6 years 4 months 6 days
Estimated forfeiture rate	0.00%
Minimum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	1.97%
Expected volatility range	49.66%
Fair value of ordinary share	$ 6.85
Maximum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	2.23%
Expected volatility range	50.18%
Fair value of ordinary share	$ 7.60